Note 13 - Unrealized Gains or Losses on Level 3 Instruments held or in Issue at the Reporting Date (Detail) - Unrealized Gains or Losses [Member] - Valuation technique unobservable parameters (Level 3) [Member] - EUR (€)
€ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Financial assets held at fair value [Abstract]
Trading securities	€ 113	€ 29
Positive market values from derivative financial instruments	1,535	1,347
Other trading assets	(54)	59
Non-trading financial assets mandatory at fair value through profit and loss	57	(47)
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	(4)	(2)
Other financial assets at fair value	(3)	0
Total financial assets held at fair value	1,645	1,385
Financial liabilities held at fair value Abstract, Gains or Losses
Trading securities	0	4
Negative market values from derivative financial instruments	(1,930)	(1,287)
Other trading liabilities	0	0
Financial liabilities designated at fair value through profit or loss	(104)	(53)
Other financial liabilities at fair value	(102)	(268)
Total financial liabilities held at fair value	(2,135)	(1,604)
Total	€ (490)	€ (219)